Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) before income taxes	$ (6,346,213)	$ (6,281,956)	$ (26,880,213)	$ (10,843,949)
Expected income tax (recovery)			(5,644,845)	(2,277,229)
Change in estimates in respect of prior periods			104,648	(340,768)
Change in tax rate			135,998
Change in fair value of derivative liability			(176,059)	(495,605)
State and local taxes, net of federal benefit			(463,643)	463,643
Loss on debt settlement			37,723	124,154
Other			39,876	(75,605)
Change in valuation allowance			4,427,712	5,190,000
Total	$ 0	$ 699,920	$ (1,538,590)	$ 2,588,590